INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income before income taxes
United States									$ 725.8	$ 594.8	$ 440.0
International									572.5	417.8	239.6
Income before income taxes	403.0	409.0	286.1	200.2	333.3	337.0	262.6	79.7	1,298.3	1,012.6	679.6
Current income tax expense (benefit)
Federal and state									301.3	141.3	104.9
International									153.8	173.2	69.7
Total current									455.1	314.5	174.6
Deferred income tax expense (benefit)
Federal and state									(124.0)	31.7	25.2
International									(6.5)	(34.9)	16.5
Total deferred									(130.5)	(3.2)	41.7
Provision for income taxes	$ 113.4	$ 101.8	$ 70.3	$ 39.2	$ 98.8	$ 97.7	$ 79.2	$ 35.6	$ 324.7	$ 311.3	$ 216.3